Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 50,044
After 1 year; within 5 years, Amortized Cost	6,763
After 5 years; within 10 years, Amortized Cost
After 10 years, Amortized Cost	16,570
Subtotal, Amortized Cost	73,377
Within 1 year, Fair Value	50,310
After 1 year; within 5 years, Fair Value	7,262
After 5 years; within 10 years, Fair Value
After 10 years, Fair Value	16,570
Subtotal, Fair Value	74,142
Securities available for sale, Amortized Cost	2,956,503	[1]	2,957,682	[2]
Securities available for sale, Fair Value	3,066,272	[1]	3,031,930	[2]
Government Agency Issued MBS And CMO [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	2,659,185
Securities available for sale, Fair Value	2,768,171
Equity And Other Securities [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	223,941
Securities available for sale, Fair Value	$ 223,959

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.